CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales
Net sales	$ 115,944	$ 98,292	$ 86,512
Cost of net sales
Cost of net sales	83,676	65,146	58,156
Gross profit	32,268	33,146	28,356
Operating expenses:
Selling, general and administrative	15,156	16,777	18,146
Research and development	12,745	9,853	8,502
Total operating expenses	27,901	26,630	26,648
Operating income	4,367	6,516	1,708
Interest income	1,749	1,177	871
Interest expense	(47)	(48)	(55)
Other income (expense), net	(644)	2,976	2,748
Equity gain (loss) of associates	(613)	(687)	984
Investment impairment	(370)	(1,690)	(5,336)
Income before income taxes	4,442	8,244	920
Income tax benefit (expense)	378	(1,263)	(788)
Net income	4,820	6,981	132
Net loss attributable to non-controlling interests			158
Net income attributable to UTStarcom Holdings Corp.	$ 4,820	$ 6,981	$ 290
Net income per share attributable to UTStarcom Holdings Corp.- Basic	$ 0.14	$ 0.20	$ 0.01
Net income per share attributable to UTStarcom Holdings Corp.- Diluted	$ 0.13	$ 0.19	$ 0.01
Weighted average shares outstanding-Basic	35,642	35,467	35,806
Weighted average shares outstanding-Diluted	36,319	36,176	36,402
Net Income	$ 4,820	$ 6,981	$ 132
Other comprehensive income (loss), net of tax
Net change in cumulative translation adjustment	(839)	409	532
Comprehensive income	3,981	7,390	664
Comprehensive loss attributable to non-controlling interests			158
Comprehensive income attributable to UTStarcom Holding Corp.	3,981	7,390	822
Products
Net sales
Net sales	97,680	77,283	61,735
Cost of net sales
Cost of net sales	72,082	50,636	41,472
Services
Net sales
Net sales	18,264	21,009	24,777
Cost of net sales
Cost of net sales	$ 11,594	$ 14,510	$ 16,684